SCHEDULE OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net profit attributable to common stockholders	$ 1,036,900	$ 484,379
Basic and diluted weighted-average number of shares outstanding	116,550,000	100,000,000	100,000,000
Basic and diluted	$ 0.009	$ 0.005